Notes Receivable, net and Other (Narrative) (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2020	Dec. 31, 2019
Accounts, Notes, Loans and Financing Receivable [Line Items]
Discount amortization	$ 137	$ 272	$ 119
Future ownership rights of parking parcel
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other Assets, Imputed Interest			72
Free use of parking easement prior to development commencement
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accumulated amortization			$ 118